24. Shareholders' equity (Details 1) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shareholders Equity Details 1Abstract
Number of shares	266,845,000	266,579,000
Balance of effective stock options granted	2,755,000	2,539,000	2,394,000
Maximum percentage of dilution	1.03%	0.95%